Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Cash at banks	€1,225,860	€1,239,993	€907,939
Term deposits	1,007,508	895,194	953,677
Cash and cash equivalents from continuing operations	2,233,368	2,135,187	1,861,616
Cash and cash equivalents included in assets classified as held for sale	—	7,884	—
Total cash and cash equivalents	€2,233,368	€2,143,071	€1,861,616